UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07185

Morgan Stanley Select Dimensions Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                 10036

    (Address of principal executive offices)               (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE

	Repurchase Agreements (46.3%)
$ 2,000	Bank of Montreal, (dated 09/25/12; proceeds $2,000,082; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 09/01/41; valued at $2,060,369)	0.21%	10/02/12	$2,000,000
5,000	Bank of Nova Scotia, (dated 09/28/12; proceeds $5,000,092; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.50% due 06/30/16; valued at $5,100,065)	0.22	10/01/12	5,000,000
8,425	BNP Paribas Securities Corp., (dated 09/28/12; proceeds $8,425,176; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.50% due 12/01/25; valued at $8,677,751)	0.25	10/01/12	8,425,000
5,000	Credit Agricole CIB, (dated 09/28/12; proceeds $5,000,071; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.50% due 12/31/13; valued at $5,100,072)	0.17	10/01/12	5,000,000
2,000	ING Financial Markets LLC, (dated 09/28/12; proceeds $2,000,086; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 2.82% due 07/01/35; valued at $2,065,369)	0.22	10/05/12	2,000,000
5,000	Mizuho Securities USA, Inc., (dated 09/28/12; proceeds $5,000,129; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 11/20/41; valued at $5,150,000)	0.31	10/01/12	5,000,000
5,000	TD Securities (USA) LLC, (dated 09/27/12; proceeds $5,000,175; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.38% due 06/30/18; valued at $5,100,050)	0.18	10/04/12	5,000,000

	Total Repurchase Agreements (Cost $32,425,000)			32,425,000

	Commercial Paper (22.0%)
	International Banks
2,500	Credit Suisse	0.24	11/26/12	2,499,033
1,500	DBS Bank Ltd. (a)	0.27 - 0.45	11/27/12 - 01/14/13	1,498,903
1,500	DNB NOR Bank ASA (a)	0.32	11/02/12	1,499,547
1,500	Nordea North America, Inc.	0.41	01/18/13 - 01/22/13	1,498,093
1,000	NRW Bank (a)	0.18	10/02/12	999,985
500	Oversea Chinese Banking	0.48	01/02/13	499,380
3,000	Rabobank USA Financial Corp.	0.52 - 0.54	10/02/12 - 02/01/13	2,996,380
2,350	Skandin Ens Banken AB (a)	0.31	12/21/12	2,348,347
1,600	Sumitomo Mitsui Banking Corp. (a)	0.34	11/01/12	1,599,509

	Total Commercial Paper (Cost $15,439,177)			15,439,177

	Certificates of Deposit (10.3%)
	International Banks
2,000	Bank of Montreal	0.15	10/04/12	2,000,000
1,000	Deutsche Bank AG	0.52	10/18/12	1,000,000
1,000	Skandin Ens Banken	0.31	12/14/12	1,000,000
700	Sumitomo Mitsui Banking Corp.	0.32	12/05/12	700,000
1,500	Swedbank AB	0.15	10/01/12	1,500,000

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 1,000	Toronto Dominion Bank	0.17%		10/01/12	$1,000,000

	Total Certificates of Deposit (Cost $7,200,000)				7,200,000

	U.S. Agency Securities (2.0%)
	Federal Home Loan Bank
435		0.12		10/03/12	434,994
520		0.13		10/05/12	519,989
435		0.13		10/12/12	434,981

	Total U.S. Agency Securities (Cost $1,389,964)				1,389,964

		COUPON RATE (b)	DEMAND DATE (c)
	Floating Rate Notes (15.5%)
	International Banks
2,500	Bank of Nova Scotia	0.45 - 0.51%	10/02/12 - 10/26/12	04/26/13 - 07/02/13	2,499,914
3,000	Barclays Bank PLC	1.11	10/12/12	10/12/12	3,000,000
2,000	Deutsche Bank AG	0.79	12/17/12	03/15/13	2,000,000
1,000	Royal Bank of Canada	0.51	10/11/12	07/11/13	1,000,000
1,860	Toronto Dominion Bank	0.40 - 0.45	10/26/12 - 12/13/12	07/26/13 - 09/13/13	1,860,000
500	Westpac Banking Corp. (a)	0.50	10/03/12	04/03/13	499,982

	Total Floating Rate Notes (Cost $10,859,896)				10,859,896

	Tax-Exempt Instruments (4.3%)
	Weekly Variable Rate Bond (2.9%)
2,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E (Cost $2,000,000)	0.19	10/05/12	10/01/48	2,000,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (1.4%)
1,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12 (Cost $1,014,919)	2.50%	0.43%	06/20/13	1,014,919

	Total Tax-Exempt Instruments (Cost $3,014,919)				3,014,919

	Total Investments (Cost $70,328,956) (d)			100.4%	70,328,956
	Liabilities in Excess of Other Assets			(0.4)	(254,458)

	Net Assets			100.0%	$70,074,498

RANs	Revenue Anticipation Notes.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Rate shown is the rate in effect at September 30, 2012.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE

	Corporate Bonds (66.0%)
	Australia (1.4%)
	Basic Materials
$ 35	FMG Resources August 2006 Pty Ltd. (a)	6.375%	02/01/16	$34,212
160	FMG Resources August 2006 Pty Ltd. (a)	6.875	02/01/18	149,400

				183,612

	Consumer, Cyclical
35	Wesfarmers Ltd. (a)	2.983	05/18/16	36,612

	Consumer, Non-Cyclical
45	Woolworths Ltd. (a)	4.00	09/22/20	48,676

	Finance
50	Dexus Diversified Trust/Dexus Office Trust (a)	5.60	03/15/21	52,531

	Total Australia			321,431

	Belgium (0.1%)
	Consumer, Non-Cyclical
34	Delhaize Group SA	5.70	10/01/40	30,349

	Brazil (0.3%)
	Basic Materials
50	Vale Overseas Ltd.	5.625	09/15/19	56,501
5	Vale Overseas Ltd.	6.875	11/10/39	5,857

	Total Brazil			62,358

	Canada (2.1%)
	Basic Materials
150	HudBay Minerals, Inc. (a)	9.50	10/01/20	157,688
150	Inmet Mining Corp. (a)	8.75	06/01/20	156,000

				313,688

	Communications
100	MDC Partners, Inc.	11.00	11/01/16	109,500

	Energy
50	Canadian Oil Sands Ltd. (a)	7.75	05/15/19	63,085

	Total Canada			486,273

	France (0.9%)
	Communications
15	France Telecom SA	8.50	03/01/31	22,652

	Energy
50	Total Capital International SA	2.875	02/17/22	52,103

	Finance
50	BNP Paribas SA	5.00	01/15/21	55,418

	Industrials
75	LVMH Moet Hennessy Louis Vuitton SA (a)	1.625	06/29/17	75,724

	Total France			205,897

	Germany (0.1%)
	Communications
25	Deutsche Telekom International Finance BV	8.75	06/15/30	37,703

	Greece (0.3%)
	Industrials
100	DryShips, Inc.	5.00	12/01/14	83,125

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Israel (0.4%)
	Consumer, Non-Cyclical
$ 80	Teva Pharmaceutical Finance IV BV	3.65%	11/10/21	$86,890

	Italy (0.6%)
	Communications
25	Telecom Italia Capital SA	6.999	06/04/18	27,687

	Utilities
100	Enel Finance International N.V. (a)	5.125	10/07/19	103,983

	Total Italy			131,670

	Jamaica (0.9%)
	Industrials
200	Digicel Group Ltd. (a)	8.25	09/30/20	211,000

	Luxembourg (0.7%)
	Basic Materials
40	ArcelorMittal	10.10	06/01/19	46,132

	Technology
120	Sensata Technologies BV (a)	6.50	05/15/19	128,700

	Total Luxembourg			174,832

	Mexico (0.5%)
	Consumer, Non-Cyclical
100	Grupo Bimbo SAB de CV (a)	4.875	06/30/20	111,916

	Netherlands (1.4%)
	Finance
75	Aegon N.V.	4.625	12/01/15	82,128
200	Carlson Wagonlit BV (a)	6.875	06/15/19	211,000
25	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	26,584

	Total Netherlands			319,712

	New Zealand (0.5%)
	Industrials
140	Pactiv LLC	7.95	12/15/25	113,400

	Spain (1.4%)
	Communications
200	Nara Cable Funding Ltd. (a)	8.875	12/01/18	180,500
45	Telefonica Europe BV	8.25	09/15/30	47,925

				228,425

	Finance
30	Santander Holdings USA, Inc.	4.625	04/19/16	31,454

	Utilities
75	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	75,557

	Total Spain			335,436

	Switzerland (0.8%)
	Finance
65	ABB Treasury Center USA, Inc. (a)	2.50	06/15/16	68,005
70	Credit Suisse	5.40	01/14/20	76,624
5	Credit Suisse	6.00	02/15/18	5,673

				150,302

	Industrials
25	Holcim US Finance Sarl & Cie SCS (a)	6.00	12/30/19	27,796

	Total Switzerland			178,098

	United Kingdom (2.8%)
	Communications
100	WPP Finance UK	8.00	09/15/14	112,310

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Consumer, Non-Cyclical
$ 50	Diageo Capital PLC	1.50%		05/11/17	$50,925

	Finance
120	Nationwide Building Society (a)	6.25		02/25/20	137,859
50	Royal Bank of Scotland Group PLC	2.55		09/18/15	50,637

					188,496

	Industrials
100	BAA Funding Ltd. (a)	4.875		07/15/21	106,368
200	CEVA Group PLC (a)	8.375		12/01/17	194,750

					301,118

	Total United Kingdom				652,849

	United States (50.8%)
	Basic Materials
100	American Gilsonite Co. (a)	11.50		09/01/17	103,250
40	Barrick North America Finance LLC	4.40		05/30/21	43,597
65	Georgia-Pacific LLC	8.875		05/15/31	96,405
100	Kraton Polymers LLC/Kraton Polymers Capital Corp.	6.75		03/01/19	103,500
74	Tronox Finance LLC (a)	6.375		08/15/20	75,017

					421,769

	Communications
140	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50		04/30/21	150,500
30	CenturyLink, Inc.	6.45		06/15/21	33,912
180	CSC Holdings LLC	8.625		02/15/19	214,200
50	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80		03/15/22	51,555
100	DISH DBS Corp.	6.75		06/01/21	109,500
100	GXS Worldwide, Inc.	9.75		06/15/15	103,500
150	Harron Communications LP/Harron Finance Corp. (a)	9.125		04/01/20	162,750
145	inVentiv Health, Inc. (a)	10.00		08/15/18	128,325
50	Motorola Solutions, Inc.	3.75		05/15/22	52,083
25	NBC Universal Media LLC	5.95		04/01/41	30,738
50	Omnicom Group, Inc.	3.625		05/01/22	52,917
100	SBA Telecommunications, Inc. (a)	5.75		07/15/20	105,375
25	Time Warner Cable, Inc.	4.50		09/15/42	25,034
25	Time Warner, Inc.	4.90		06/15/42	27,541
65	Verizon Communications, Inc.	6.35		04/01/19	83,455
120	XM Satellite Radio, Inc. (a)	7.625		11/01/18	133,200

					1,464,585

	Consumer, Cyclical
70	Ameristar Casinos, Inc.	7.50		04/15/21	75,600
150	Caesars Entertainment Operating Co., Inc. (a)	8.50		02/15/20	150,375
80	Caesars Entertainment Operating Co., Inc.	10.00		12/15/18	52,800
100	CCM Merger, Inc. (a)	9.125		05/01/19	101,750
100	Chester Downs & Marina LLC (a)	9.25		02/01/20	101,000
125	Dana Holding Corp.	6.50		02/15/19	133,750
100	Exide Technologies	8.625		02/01/18	87,125
30	Gap, Inc. (The)	5.95		04/12/21	33,474
65	Home Depot, Inc.	5.875		12/16/36	85,957
150	IDQ Holdings, Inc. (a)	11.50		04/01/17	160,125
15	Ingram Micro, Inc.	5.25		09/01/17	16,468
100	Levi Strauss & Co.	7.625		05/15/20	108,500
100	Logan’s Roadhouse, Inc.	10.75		10/15/17	98,000
100	MGM Resorts International	7.75		03/15/22	105,000
50	QVC, Inc. (a)	7.125		04/15/17	52,767
299	Resort at Summerlin LP, Series B (b)(c)(d)(e)	13.00	(f)	12/15/07	0
100	Sabre Holdings Corp.	8.35		03/15/16	102,000
105	Tenneco, Inc.	7.75		08/15/18	114,713
70	TRW Automotive, Inc. (a)	8.875		12/01/17	77,525
150	VWR Funding, Inc. (a)	7.25		09/15/17	152,531

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 35	Wal-Mart Stores, Inc.	5.25%		09/01/35	$43,511
70	Wyndham Worldwide Corp.	4.25		03/01/22	72,079
45	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75		08/15/20	50,288
30	Yum! Brands, Inc.	6.875		11/15/37	41,155

					2,016,493

	Consumer, Non-Cyclical
25	Altria Group, Inc.	2.85		08/09/22	24,995
25	Amgen, Inc.	3.875		11/15/21	26,915
100	ARAMARK Holdings Corp. (a)	8.625	(f)	05/01/16	102,751
116	Armored Autogroup, Inc.	9.25		11/01/18	104,400
40	Boston Scientific Corp.	6.00		01/15/20	47,618
100	Bumble Bee Acquisition Corp. (a)	9.00		12/15/17	105,125
100	CHS/Community Health Systems, Inc.	7.125		07/15/20	106,813
25	Cigna Corp.	2.75		11/15/16	26,390
45	Coventry Health Care, Inc.	5.45		06/15/21	52,775
20	Covidien International Finance SA	3.20		06/15/22	21,177
40	Express Scripts Holding Co. (a)	2.65		02/15/17	41,959
25	Express Scripts Holding Co. (a)	3.90		02/15/22	27,290
100	Gilead Sciences, Inc.	4.50		04/01/21	114,874
160	Kindred Healthcare, Inc.	8.25		06/01/19	156,400
26	Kraft Foods Group, Inc. (a)	5.375		02/10/20	30,949
24	Kraft Foods, Inc.	5.375		02/10/20	28,998
50	Life Technologies Corp.	6.00		03/01/20	59,563
35	Select Medical Holdings Corp.	6.429	(g)	09/15/15	35,088
100	ServiceMaster Co.	8.00		02/15/20	106,500
100	Smithfield Foods, Inc.	6.625		08/15/22	104,000
100	UR Merger Sub Corp.	8.25		02/01/21	110,250
35	Verisk Analytics, Inc.	5.80		05/01/21	39,368
49	WellPoint, Inc.	3.30		01/15/23	49,668

					1,523,866

	Energy
100	Basic Energy Services, Inc.	7.125		04/15/16	101,500
100	Concho Resources, Inc.	7.00		01/15/21	112,500
100	Continental Resources, Inc.	5.00		09/15/22	104,750
100	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75		04/01/19	102,000
100	Crosstex Energy LP/Crosstex Energy Finance Corp. (a)	7.125		06/01/22	99,750
155	Denbury Resources, Inc.	9.75		03/01/16	167,013
50	EOG Resources, Inc.	2.625		03/15/23	50,654
80	Marathon Petroleum Corp.	5.125		03/01/21	92,475
150	Northern Oil and Gas, Inc.	8.00		06/01/20	155,250
100	Pioneer Natural Resources Co.	7.50		01/15/20	124,696
100	SM Energy Co. (a)	6.50		01/01/23	105,125
100	Tesoro Corp.	5.375		10/01/22	103,250
50	Weatherford International Ltd.	4.50		04/15/22	52,390
80	Williams Cos., Inc. (The)	7.875		09/01/21	105,069

					1,476,422

	Finance
25	Alexandria Real Estate Equities, Inc.	4.60		04/01/22	26,725
72	Citigroup, Inc. (h)	8.50		05/22/19	95,348
70	CNA Financial Corp.	5.75		08/15/21	81,554
125	DPL, Inc. (a)	7.25		10/15/21	143,125
100	E*Trade Financial Corp.	7.875		12/01/15	102,375
50	Federal Realty Investment Trust	3.00		08/01/22	49,863
200	Ford Motor Credit Co., LLC	4.207		04/15/16	212,123
40	General Electric Capital Corp.	5.30		02/11/21	45,981
50	Genworth Financial, Inc.	7.20		02/15/21	51,205
135	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	157,756
35	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	43,395
60	Hartford Financial Services Group, Inc. (i)	5.50		03/30/20	68,008

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 75	HCP, Inc.	5.625%	05/01/17	$85,122
100	Host Hotels & Resorts LP	6.00	10/01/21	114,750
25	JPMorgan Chase & Co.	4.50	01/24/22	27,785
65	JPMorgan Chase & Co.	4.625	05/10/21	72,787
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	106,431
25	MetLife, Inc.	7.717	02/15/19	32,611
150	Nationstar Mortgage LLC/Nationstar Capital Corp. (a)	7.875	10/01/20	153,375
35	Nationwide Financial Services (a)	5.375	03/25/21	37,171
35	Prudential Financial, Inc., MTN	6.625	12/01/37	43,727
150	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	9.50	06/15/19	160,125
10	Santander Holdings USA, Inc.	3.00	09/24/15	10,124
60	SLM Corp., MTN	8.00	03/25/20	69,600
40	US Bancorp	2.95	07/15/22	40,465

				2,031,531

	Industrials
100	Atkore International, Inc.	9.875	01/01/18	97,750
50	Ball Corp.	5.00	03/15/22	52,438
40	Bemis Co., Inc.	4.50	10/15/21	44,013
100	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (a)	10.125	07/15/20	107,000
45	Cooper US, Inc.	5.25	11/15/12	45,253
45	CRH America, Inc.	6.00	09/30/16	50,246
75	Graphic Packaging International, Inc.	7.875	10/01/18	83,437
250	Heckmann Corp.	9.875	04/15/18	258,125
100	JB Poindexter & Co., Inc. (a)	9.00	04/01/22	100,500
200	Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875	01/15/17	211,500
100	Mediacom LLC/Mediacom Capital Corp.	7.25	02/15/22	107,750
100	Pretium Packaging LLC/Pretium Finance, Inc.	11.50	04/01/16	102,750
100	Sealed Air Corp. (a)	8.125	09/15/19	111,750
100	Sequa Corp. (a)	11.75	12/01/15	105,500
100	Silgan Holdings, Inc.	5.00	04/01/20	105,125
50	Sonoco Products Co.	5.75	11/01/40	58,476
150	Tekni-Plex, Inc. (a)	9.75	06/01/19	160,875
100	Terex Corp.	6.50	04/01/20	104,250
55	Thermo Fisher Scientific, Inc.	3.15	01/15/23	56,899
30	Union Pacific Corp.	6.125	02/15/20	37,476

				2,001,113

	Technology
135	CDW LLC/CDW Finance Corp.	8.50	04/01/19	147,487
100	First Data Corp.	10.55	09/24/15	102,875
45	Hewlett-Packard Co.	4.65	12/09/21	47,009
150	Infor US, Inc. (a)	9.375	04/01/19	167,250
20	Xerox Corp.	6.35	05/15/18	23,510

				488,131

	Utilities
100	CMS Energy Corp.	5.05	03/15/22	110,645
40	FirstEnergy Solutions Corp.	6.05	08/15/21	44,950
60	PPL WEM Holdings PLC (a)	3.90	05/01/16	63,200
150	Puget Energy, Inc.	6.50	12/15/20	172,311

				391,106

	Total United States			11,815,016

	Total Corporate Bonds (Cost $14,768,459)			15,357,955

	Sovereign (11.1%)
	Argentina (0.6%)
141	Argentina Boden Bonds	7.00	10/03/15	129,367

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Brazil (1.9%)
$ 200	Banco Nacional de Desenvolvimento, Economico e Social (a)	6.369%	06/16/18	$241,000
150	Brazilian Government International Bond	5.875	01/15/19	187,500
10	Brazilian Government International Bond	7.125	01/20/37	15,125

	Total Brazil			443,625

	Indonesia (1.3%)
100	Indonesia Government International Bond	7.75	01/17/38	149,750
100	Indonesia Government International Bond (a)	11.625	03/04/19	153,250

	Total Indonesia			303,000

	Kazakhstan (0.6%)
100	KazMunayGas National Co. (a)	9.125	07/02/18	129,799

	Mexico (2.0%)
MXN 810	Mexican Bonos	8.00	06/11/20	74,417
$ 44	Mexico Government International Bond	5.95	03/19/19	54,780
20	Mexico Government International Bond	6.05	01/11/40	26,750
100	Mexico Government International Bond	6.75	09/27/34	142,900
33	Pemex Project Funding Master Trust	6.625	06/15/35	41,580
25	Pemex Project Funding Master Trust	6.625	06/15/38	31,500
60	Petroleos Mexicanos	5.50	01/21/21	70,650
15	Petroleos Mexicanos	8.00	05/03/19	19,703

	Total Mexico			462,280

	Peru (0.4%)
40	Peruvian Government International Bond	7.125	03/30/19	53,200
10	Peruvian Government International Bond	7.35	07/21/25	14,700
16	Peruvian Government International Bond	8.75	11/21/33	27,960

	Total Peru			95,860

	Russia (1.3%)
100	Russian Foreign Bond - Eurobond	7.50	03/31/30	126,223
90	Russian Foreign Bond - Eurobond	12.75	06/24/28	174,600

	Total Russia			300,823

	Turkey (0.8%)
100	Turkey Government International Bond	6.75	04/03/18	117,875
17	Turkey Government International Bond	6.875	03/17/36	21,632
15	Turkey Government International Bond	8.00	02/14/34	21,188
19	Turkey Government International Bond	11.875	01/15/30	35,701

	Total Turkey			196,396

	Ukraine (0.4%)
100	Ukraine Government International Bond	6.75	11/14/17	96,000

	Uruguay (0.1%)
10	Uruguay Government International Bond	8.00	11/18/22	14,590

	Venezuela (1.7%)
130	Petroleos de Venezuela SA	8.50	11/02/17	117,975
20	Venezuela Government International Bond	6.00	12/09/20	15,170
150	Venezuela Government International Bond	7.65	04/21/25	118,125
159	Venezuela Government International Bond	9.25	09/15/27	144,133

	Total Venezuela			395,403

	Total Sovereign (Cost $2,070,780)			2,567,143

	Municipal Bonds (1.3%)
15	City of Chicago, IL, O’Hare International Airport Revenue	6.395	01/01/40	19,637
30	City of New York, NY, Series G-1	5.968	03/01/36	39,487
75	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184	01/01/34	96,527
	Municipal Electric Authority of Georgia
15		6.637	04/01/57	17,698
20		6.655	04/01/57	23,307

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 30	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267%		05/01/27	$36,672
	State of California,
	General Obligation Bonds
40		5.95		04/01/16	45,473
25		6.65		03/01/22	31,321

	Total Municipal Bonds (Cost $251,662)				310,122

	Agency Fixed Rate Mortgages (0.7%)
	Federal National Mortgage Association,
	Conventional Pools:
83		6.50		07/01/29–11/01/33	96,885
33		7.00		02/01/33	39,682
	IO STRIPS
25		6.50		12/01/29	2,853
18		7.00		11/01/19	1,974
72		8.00		06/01/35	17,350
1	Government National Mortgage Association, Various Pool	8.00		06/15/26	651

	Total Agency Fixed Rate Mortgages (Cost $127,025)				159,395

	Asset-Backed Securities (3.1%)
100	Ally Master Owner Trust (a)	2.88		04/15/15	100,872
170	Citigroup Mortgage Loan Trust, Inc. (h)	5.53		11/25/34	162,533
72	CVS Pass-Through Trust	6.036		12/10/28	84,031
125	Ford Credit Floorplan Master Owner Trust (a)	1.921	(g)	02/15/17	128,738
182	GSAA Trust	4.802	(g)	06/25/34	181,755
20	Specialty Underwriting & Residential Finance	0.487	(g)	05/25/35	16,356
49	Westlake Automobile Receivables Trust (a)	5.00		05/15/15	49,039

	Total Asset-Backed Securities (Cost $707,348)				723,324

	U.S. Treasury Securities (5.0%)
	U.S. Treasury Bonds
80		3.00		05/15/42	82,962
500		3.875		08/15/40	610,938
	U.S. Treasury Notes
155		2.25		03/31/16	165,099
280		2.75		02/28/18	310,406

	Total U.S. Treasury Securities (Cost $1,086,177)				1,169,405

	Mortgages - Other (8.4%)
173	Banc of America Alternative Loan Trust	5.913	(g)	10/25/36	131,991
49	Banc of America Funding Corp.	6.00		07/25/37	36,240
	Countrywide Alternative Loan Trust
25		5.50		02/25/36	19,040
13		5.50		02/25/36	9,640
124		5.50		05/25/36	99,161
93		6.00		04/25/36	72,452
45		6.00		04/25/36	32,520
48		6.00		05/25/36	38,218
68		6.00		12/25/36	48,095
166		6.00		07/25/37	135,890
171	Countrywide Home Loan Mortgage Pass-Through Trust	0.517	(g)	04/25/46	41,152
322	CSMC Mortgage-Backed Trust 2007-3	5.837	(g)	04/25/37	191,784
	First Horizon Alternative Mortgage Securities
35		6.00		08/25/36	29,490
67		6.25		08/25/36	55,314
74	GS Mortgage Securities Corp. (a)	7.50	(g)	09/25/36	60,008
	JP Morgan Alternative Loan Trust
176		6.00		12/25/35	150,504
195		6.00		08/25/36	181,642
	Lehman Mortgage Trust
52		5.50		11/25/35	51,749

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 114		5.50%		02/25/36	$112,551
193		6.50		09/25/37	160,027
92	Luminent Mortgage Trust	0.387	(g)	10/25/46	22,811
	RALI Trust
79		0.717	(g)	03/25/35	50,165
92		6.00		04/25/36	66,748
46		6.00		04/25/36	33,622
35		6.00		01/25/37	24,948
77	Residential Asset Securitization Trust	6.00		07/25/36	65,584
27	WaMu Mortgage Pass-Through Certificates	5.216	(g)	03/25/37	23,983

	Total Mortgages - Other (Cost $1,895,443)				1,945,329

NUMBER OF SHARES
	Common Stocks (0.0%)
	Communications Equipment
563	ORBCOMM, Inc. (j)				2,106

	Electric Utilities
13	PNM Resources, Inc. (e)				273

	Wireless Telecommunication Services
49	USA Mobility, Inc. (e)				582

	Total Common Stocks (Cost $365)				2,961

NUMBER OF SHARES (000)
	Short-Term Investment (1.6%)
	Investment Company
373	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (k) (Cost $372,796)				372,796

	Total Investments (Cost $21,280,055) (l)(m)			97.2%	22,608,430
	Other Assets in Excess of Liabilities			2.8	659,876

	Net Assets			100.0%	$23,268,306

IO	Interest Only.
MTN	Medium Term Note.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	At September 30, 2012, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(e)	Acquired through exchange offer.
(f)	Payment-in-kind security.
(g)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2012.
(h)	For the nine months ended September 30, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporated Bond and Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $164,316 and $16,681, respectively, including net realized gains of $2,302.
(i)	For the nine months ended September 30, 2012, there were no transactions in Hartford Financial Services Group, Inc., an affiliate of the Fund under the Investment Company Act of 1940.
(j)	Non-income producing security.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

(k)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(l)	Securities are available for collateral in connection with open foreign currency exchange contracts, futures contracts and swap agreements.
(m)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at September 30, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase	SEK	960,000		$146,121	10/31/12	$99
UBS AG		$147,273	NOK	840,000	10/31/12	(804)

		Net Unrealized Depreciation				$(705)

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Futures Contracts Open at September 30, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
15	Long	U.S. Treasury 2 yr. Note,
		Dec-12	$3,307,969	$2,109
23	Long	U.S. Treasury 5 yr. Note,
		Dec-12	2,866,554	7,612
3	Short	U.S. Treasury 30 yr. Bond,
		Dec-12	(448,125)	2,016
25	Short	U.S. Treasury 10 yr. Note,
		Dec-12	(3,337,109)	(17,796)

		Net Unrealized Depreciation		$(6,059)

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at September 30, 2012:

SWAP COUNTERPARTY		NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Barclays Capital	$	480	3 Month LIBOR	Receive	0.81%	09/24/17	$(1,075)
Credit Suisse		1,500	3 Month LIBOR	Receive	0.39	09/25/14	(979)
Credit Suisse		720	3 Month LIBOR	Receive	0.82	09/13/17	(2,056)
Deutsche Bank		1,176	3 Month LIBOR	Receive	0.82	07/24/17	(5,651)

			Total Unrealized Depreciation				$(9,761)

LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

MXN	Mexican New Peso.
NOK	Norwegian Krone.
SEK	Swedish Krona.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.1%)
	Australia (5.3%)
	Airports
14,750	Australian Infrastructure Fund	$46,206
105,189	Sydney Airport	344,796

		391,002

	Diversified
97,254	DUET Group	205,799

	Oil & Gas Storage & Transportation
47,845	APA Group	235,244

	Toll Roads
28,646	Macquarie Atlas Roads Group (a)	43,383
91,437	Transurban Group	569,086

		612,469

	Total Australia	1,444,514

	Brazil (0.4%)
	Water
1,400	Cia de Saneamento Basico do Estado de Sao Paulo ADR	113,694

	Canada (11.9%)
	Oil & Gas Storage & Transportation
29,420	Enbridge, Inc.	1,149,149
1,686	Keyera Corp.	81,702
44,290	TransCanada Corp.	2,015,598

	Total Canada	3,246,449

	China (15.2%)
	Oil & Gas Storage & Transportation
275,500	Beijing Enterprises Holdings Ltd. (b)	1,836,892
2,102,000	China Gas Holdings Ltd. (b)	1,154,818
88,000	ENN Energy Holdings Ltd. (b)	370,542
646,400	Sichuan Expressway Co., Ltd., H Shares (b)	180,064

		3,542,316

	Ports
86,605	China Merchants Holdings International Co., Ltd. (b)	266,939

	Toll Roads
410,000	Jiangsu Expressway Co., Ltd., H Shares (b)	339,990

	Total China	4,149,245

	France (3.2%)
	Communications
5,503	Eutelsat Communications SA	176,897
25,094	SES SA	682,508

		859,405

	Toll Roads
1,950	Groupe Eurotunnel SA	13,737

	Total France	873,142

	Germany (0.6%)
	Airports
2,583	Fraport AG Frankfurt Airport Services Worldwide	149,384

	Italy (6.1%)
	Oil & Gas Storage & Transportation
131,437	Snam SpA	582,716

	Toll Roads
28,597	Atlantia SpA	443,923

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

34,292	Societa Iniziative Autostradali e Servizi SpA	$275,198

		719,121

	Transmission & Distribution
95,022	Terna Rete Elettrica Nazionale SpA	354,113

	Total Italy	1,655,950

	Japan (1.1%)
	Oil & Gas Storage & Transportation
56,000	Tokyo Gas Co., Ltd.	308,560

	Netherlands (0.9%)
	Oil & Gas Storage & Transportation
3,604	Koninklijke Vopak N.V.	253,055

	Spain (1.6%)
	Diversified
13,115	Ferrovial SA	170,641

	Toll Roads
17,636	Abertis Infraestructuras SA	259,493

	Total Spain	430,134

	Switzerland (1.5%)
	Airports
958	Flughafen Zuerich AG (Registered)	393,182

	United Kingdom (9.9%)
	Transmission & Distribution
186,219	National Grid PLC	2,053,824

	Water
11,026	Severn Trent PLC	298,943
29,632	United Utilities Group PLC	342,604

		641,547

	Total United Kingdom	2,695,371

	United States (41.4%)
	Communications
17,840	American Tower Corp. REIT	1,273,597
9,110	Crown Castle International Corp. (a)	583,951
13,430	SBA Communications Corp., Class A (a)	844,747

		2,702,295

	Diversified
22,680	CenterPoint Energy, Inc.	483,084

	Oil & Gas Storage & Transportation
3,580	AGL Resources, Inc.	146,458
1,920	Atmos Energy Corp.	68,717
23,024	Enbridge Energy Management LLC (a)	728,940
15,440	Kinder Morgan, Inc.	548,429
5,200	New Jersey Resources Corp.	237,744
15,520	NiSource, Inc.	395,450
10,790	Oneok, Inc.	521,265
16,170	PG&E Corp.	689,974
14,450	Sempra Energy	931,880
32,745	Spectra Energy Corp.	961,393
3,130	WGL Holdings, Inc.	125,982
24,360	Williams Cos., Inc. (The)	851,869

		6,208,101

	Transmission & Distribution
7,830	ITC Holdings Corp.	591,791
25,198	Northeast Utilities	963,320

		1,555,111

	Water
9,060	American Water Works Co., Inc.	335,764

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Total United States		$ 11,284,355

	Total Common Stocks (Cost $20,980,507)		26,997,035

NUMBER OF SHARES (000)
	Short-Term Investment (0.8%)
	Investment Company
219	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (Cost $218,939)(c)		218,939

	Total Investments (Cost $21,199,446) (d)	99.9%	27,215,974
	Other Assets in Excess of Liabilities	0.1	34,297

	Net Assets	100.0%	$27,250,271

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Summary of Investments ¡ September 30, 2012 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$14,376,441	52.8%
Transmission & Distribution	3,963,048	14.6
Communications	3,561,700	13.1
Toll Roads	1,944,810	7.1
Water	1,091,005	4.0
Airports	933,568	3.4
Diversified	859,524	3.2
Ports	266,939	1.0
Investment Company	218,939	0.8

	$27,215,974	100.0%

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.2%)
	Air Transport (1.3%)
7,643	Expeditors International of Washington, Inc.	$277,899

	Alternative Energy (2.3%)
3,549	Range Resources Corp.	247,969
10,476	Ultra Petroleum Corp. (a)	230,262

		478,231

	Beverage: Brewers & Distillers (3.8%)
3,702	Anheuser-Busch InBev N.V. ADR	318,039
40,033	DE Master Blenders 1753 N.V. (Netherlands) (a)	482,291

		800,330

	Beverage: Soft Drinks (1.5%)
4,549	PepsiCo, Inc.	321,933

	Biotechnology (2.6%)
11,244	Illumina, Inc. (a)	541,961

	Chemicals: Diversified (3.0%)
7,060	Monsanto Co.	642,601

	Commercial Finance & Mortgage Companies (1.6%)
54,130	BM&F Bovespa SA (Brazil)	327,090

	Commercial Services (3.2%)
7,397	eBay, Inc. (a)	358,089
7,362	Intertek Group PLC (United Kingdom)	325,735

		683,824

	Communications Technology (3.6%)
14,960	Motorola Solutions, Inc.	756,228

	Computer Services, Software & Systems (20.4%)
5,612	Baidu, Inc. ADR (China) (a)	655,594
12,581	Facebook, Inc., Class A (a)	272,379
33,323	Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $733,162; acquired 02/02/11)	697,450
1,985	Google, Inc., Class A (a)	1,497,682
2,851	LinkedIn Corp., Class A (a)	343,260
3,437	Salesforce.com, Inc. (a)	524,796
2,718	VMware, Inc., Class A (a)	262,939
24,834	Zynga, Inc., Class A (a)	70,529

		4,324,629

	Computer Technology (11.1%)
3,148	Apple, Inc.	2,100,534
10,100	Yandex N.V., Class A (Russia) (a)	243,511

		2,344,045

	Consumer Lending (5.6%)
5,712	CME Group, Inc.	327,298
703	Mastercard, Inc., Class A	317,390
4,006	Visa, Inc., Class A	537,926

		1,182,614

	Diversified Media (3.1%)
6,275	McGraw-Hill Cos., Inc. (The)	342,552
5,024	Naspers Ltd., Class N (South Africa)	310,851

		653,403

	Diversified Retail (12.2%)
7,101	Amazon.com, Inc. (a)	1,805,926
28,890	Groupon, Inc. (a)	137,517
1,021	Priceline.com, Inc. (a)	631,723

		2,575,166

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Electronic Components (1.4%)
9,716	Sensata Technologies Holding N.V. (a)		$289,245

	Financial Data & Systems (2.8%)
8,267	MSCI, Inc., Class A (a)		295,876
6,323	Verisk Analytics, Inc., Class A (a)		301,038

			596,914

	Insurance: Property-Casualty (1.7%)
17,097	Progressive Corp. (The)		354,592

	Medical Equipment (2.9%)
1,254	Intuitive Surgical, Inc. (a)		621,520

	Metals & Minerals: Diversified (0.4%)
7,689	Molycorp, Inc. (a)		88,423

	Pharmaceuticals (2.6%)
3,511	Mead Johnson Nutrition Co.		257,286
5,400	Valeant Pharmaceuticals International, Inc. (Canada) (a)		298,458

			555,744

	Real Estate Investment Trusts (REIT) (3.7%)
22,753	Brookfield Asset Management, Inc., Class A (Canada)		785,206

	Recreational Vehicles & Boats (3.4%)
25,916	Edenred (France)		728,178

	Semiconductors & Components (0.7%)
6,763	First Solar, Inc. (a)		149,767

	Wholesale & International Trade (1.3%)
175,633	Li & Fung Ltd. (d)		272,259

	Total Common Stocks (Cost $15,414,835)		20,351,802

	Convertible Preferred Stock (0.9%)
	Alternative Energy
65,304	Better Place, Inc. (a)(b)(c) (acquisition cost - $163,260; acquired 01/25/10) (Cost $163,260)		195,912

NUMBER OF SHARES (000)
	Short-Term Investment (3.0%)
	Investment Company
640	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $639,602)		639,602

	Total Investments (Cost $16,217,697) (f)	100.1%	21,187,316
	Liabilities in Excess of Other Assets	(0.1)	(17,069)

	Net Assets	100.0%	$21,170,247

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	At September 30, 2012, the Portfolio held fair valued securities valued at $893,362, representing 4.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to $893,362 and represents 4.2% of net assets.
(d)	Security trades on the Hong Kong exchange.

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.9%)
	Air Transport (1.7%)
32,306	Expeditors International of Washington, Inc.	$1,174,646

	Alternative Energy (1.7%)
54,053	Ultra Petroleum Corp. (a)	1,188,085

	Beverage: Brewers & Distillers (2.8%)
163,650	DE Master Blenders 1753 N.V. (Netherlands) (a)	1,971,547

	Biotechnology (3.2%)
46,838	Illumina, Inc. (a)	2,257,592

	Chemicals: Diversified (4.0%)
30,751	Monsanto Co.	2,798,956

	Commercial Finance & Mortgage Companies (1.9%)
219,019	BM&F Bovespa SA (Brazil)	1,323,459

	Commercial Services (1.8%)
28,700	Intertek Group PLC (United Kingdom)	1,269,846

	Communications Technology (4.1%)
58,151	Motorola Solutions, Inc.	2,939,533

	Computer Services, Software & Systems (23.6%)
23,529	Baidu, Inc. ADR (China) (a)	2,748,658
74,690	Facebook, Inc., Class A (a)	1,617,039
109,483	Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $1,939,357; acquired 10/08/10 - 01/28/11)	2,291,479
8,290	Google, Inc., Class A (a)	6,254,805
11,752	LinkedIn Corp., Class A (a)	1,414,941
13,931	Salesforce.com, Inc. (a)	2,127,124
100,529	Zynga, Inc., Class A (a)	285,502

		16,739,548

	Computer Technology (13.4%)
12,620	Apple, Inc.	8,420,821
44,085	Yandex N.V., Class A (Russia) (a)	1,062,890

		9,483,711

	Consumer Lending (4.7%)
2,812	Mastercard, Inc., Class A	1,269,562
15,328	Visa, Inc., Class A	2,058,244

		3,327,806

	Diversified Media (2.0%)
22,898	Naspers Ltd., Class N (South Africa)	1,416,771

	Diversified Retail (15.0%)
29,646	Amazon.com, Inc. (a)	7,539,570
115,780	Groupon, Inc. (a)	551,113
4,156	Priceline.com, Inc. (a)	2,571,442

		10,662,125

	Financial Data & Systems (1.6%)
31,759	MSCI, Inc., Class A (a)	1,136,655

	Insurance: Property-Casualty (2.0%)
69,490	Progressive Corp. (The)	1,441,223

	Medical Equipment (3.4%)
4,816	Intuitive Surgical, Inc. (a)	2,386,954

	Metals & Minerals: Diversified (0.5%)
31,651	Molycorp, Inc. (a)	363,987

	Real Estate Investment Trusts (REIT) (4.4%)
91,144	Brookfield Asset Management, Inc., Class A (Canada)	3,145,379

	Recreational Vehicles & Boats (3.8%)
96,933	Edenred (France)	2,723,586

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Semiconductors & Components (0.8%)
26,678	First Solar, Inc. (a)		$590,784

	Wholesale & International Trade (1.5%)
700,000	Li & Fung Ltd. (d)		1,085,110

	Total Common Stocks (Cost $55,001,789)		69,427,303

	Convertible Preferred Stock (0.8%)
	Alternative Energy
200,178	Better Place, Inc. (a)(b)(c) (acquisition cost - $500,445; acquired 01/25/10) (Cost $500,445)		600,534

NUMBER OF SHARES (000)
	Short-Term Investment (1.4%)
	Investment Company
985	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $984,535)		984,535

	Total Investments (Cost $56,486,769) (f)	100.1%	71,012,372
	Liabilities in Excess of Other Assets	(0.1)	(59,658)

	Net Assets	100.0%	$70,952,714

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	At September 30, 2012, the Portfolio held fair valued securities valued at $2,892,013, representing 4.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30,2012 amounts to $2,892,013 and represents 4.1% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Multi Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.6%)
	Air Transport (1.5%)
6,646	Expeditors International of Washington, Inc.	$241,648

	Alternative Energy (3.5%)
5,207	Range Resources Corp.	363,813
9,921	Ultra Petroleum Corp. (a)	218,064

		581,877

	Beverage: Brewers & Distillers (2.3%)
31,039	DE Master Blenders 1753 N.V. (Netherlands) (a)	373,937

	Biotechnology (2.7%)
9,208	Illumina, Inc. (a)	443,826

	Chemicals: Diversified (3.0%)
5,474	Monsanto Co.	498,243

	Commercial Finance & Mortgage Companies (1.5%)
42,228	BM&F Bovespa SA (Brazil)	255,170

	Commercial Services (4.5%)
9,365	Intertek Group PLC (United Kingdom)	414,359
6,272	Weight Watchers International, Inc.	331,162

		745,521

	Communications Technology (3.4%)
11,243	Motorola Solutions, Inc.	568,334

	Computer Services, Software & Systems (20.0%)
4,359	Baidu, Inc. ADR (China) (a)	509,218
8,417	Facebook, Inc., Class A (a)	182,228
26,507	Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $583,198; acquired 02/02/11)	554,791
1,498	Google, Inc., Class A (a)	1,130,241
3,847	LinkedIn Corp., Class A (a)	463,179
2,678	Salesforce.com, Inc. (a)	408,904
20,570	Zynga, Inc., Class A (a)	58,419

		3,306,980

	Computer Technology (11.9%)
2,395	Apple, Inc.	1,598,088
15,437	Yandex N.V., Class A (Russia) (a)	372,186

		1,970,274

	Consumer Lending (4.1%)
560	Mastercard, Inc., Class A	252,829
3,126	Visa, Inc., Class A	419,759

		672,588

	Diversified Retail (12.5%)
5,504	Amazon.com, Inc. (a)	1,399,777
36,615	Groupon, Inc. (a)	174,288
792	Priceline.com, Inc. (a)	490,034

		2,064,099

	Financial Data & Systems (5.1%)
11,450	MSCI, Inc., Class A (a)	409,796
9,228	Verisk Analytics, Inc., Class A (a)	439,345

		849,141

	Health Care Services (4.3%)
7,669	athenahealth, Inc. (a)	703,784

	Insurance: Property-Casualty (1.7%)
13,679	Progressive Corp. (The)	283,702

Morgan Stanley Select Dimensions - Multi Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Medical Equipment (3.0%)
998	Intuitive Surgical, Inc. (a)		$494,639

	Metals & Minerals: Diversified (1.3%)
178,709	Lynas Corp., Ltd. (Australia) (a)		146,446
6,761	Molycorp, Inc. (a)		77,752

			224,198

	Real Estate Investment Trusts (REIT) (3.7%)
17,514	Brookfield Asset Management, Inc., Class A (Canada)		604,408

	Recreational Vehicles & Boats (3.2%)
18,835	Edenred (France)		529,218

	Wholesale & International Trade (1.4%)
146,026	Li & Fung Ltd. (d)		226,363

	Total Common Stocks (Cost $12,031,508)		15,637,950

	Convertible Preferred Stocks (1.1%)
	Alternative Energy (0.9%)
48,317	Better Place, Inc. (a)(b)(c) (acquisition cost - $120,792; acquired 01/25/10)		144,951

	Computer Services, Software & Systems (0.2%)
2,142	Workday, Inc. (a)(b)(c) (acquisition cost - $28,403; acquired 10/12/11)		40,698

	Total Convertible Preferred Stocks (Cost $149,195)		185,649

NUMBER OF SHARES (000)
	Short-Term Investment (4.4%)
	Investment Company
720	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $720,406)(e)		720,406

	Total Investments (Cost $12,901,109) (f)	100.1%	16,544,005
	Liabilities in Excess of Other Assets	(0.1)	(17,643)

	Net Assets	100.0%	$16,526,362

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	At September 30, 2012, the Portfolio held fair valued securities valued at $740,440, representing 4.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to $740,440 and represents 4.5% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.6%)
	Air Transport (1.7%)
11,674	Expeditors International of Washington, Inc.	$424,467

	Alternative Energy (3.3%)
7,954	Range Resources Corp.	555,746
11,570	Ultra Petroleum Corp. (a)	254,309

		810,055

	Asset Management & Custodian (0.9%)
4,169	Greenhill & Co., Inc.	215,746

	Automobiles (0.4%)
3,493	Tesla Motors, Inc. (a)	102,275

	Beverage: Brewers & Distillers (2.5%)
50,422	DE Master Blenders 1753 N.V. (Netherlands) (a)	607,451

	Biotechnology (4.9%)
4,976	IDEXX Laboratories, Inc. (a)	494,366
15,038	Illumina, Inc. (a)	724,831

		1,219,197

	Cement (1.2%)
3,451	Martin Marietta Materials, Inc.	285,984

	Chemicals: Diversified (2.6%)
12,110	Intrepid Potash, Inc. (a)	260,123
7,990	Rockwood Holdings, Inc.	372,334

		632,457

	Commercial Services (8.4%)
12,231	Gartner, Inc. (a)	563,727
15,503	Intertek Group PLC (United Kingdom)	685,938
3,329	MercadoLibre, Inc. (Brazil)	274,809
10,243	Weight Watchers International, Inc.	540,830

		2,065,304

	Communications Technology (3.7%)
18,232	Motorola Solutions, Inc.	921,628

	Computer Services, Software & Systems (15.3%)
9,720	Akamai Technologies, Inc. (a)	371,887
4,694	Citrix Systems, Inc. (a)	359,420
4,847	IHS, Inc., Class A (a)	471,856
6,306	LinkedIn Corp., Class A (a)	759,242
6,401	Red Hat, Inc. (a)	364,473
4,061	Salesforce.com, Inc. (a)	620,074
2,316	SINA Corp. (China) (a)	149,799
11,921	Solera Holdings, Inc.	522,974
55,164	Zynga, Inc., Class A (a)	156,666

		3,776,391

	Computer Technology (4.1%)
15,229	Dropbox, Inc. (a)(b)(c) (acquisition cost - $137,809; acquired 05/01/12)	137,809
23,533	Yandex N.V., Class A (Russia) (a)	567,380
16,108	Youku Tudou, Inc. ADR (China) (a)	296,226

		1,001,415

	Consumer Lending (1.6%)
3,018	IntercontinentalExchange, Inc. (a)	402,631

	Consumer Services: Miscellaneous (1.7%)
41,996	Qualicorp SA (Brazil) (a)	410,172

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Diversified Media (3.5%)
3,994	Factset Research Systems, Inc.	$385,102
8,980	McGraw-Hill Cos., Inc. (The)	490,218

		875,320

	Diversified Retail (3.6%)
5,270	Dollar Tree, Inc. (a)	254,410
8,581	Fastenal Co.	368,897
58,362	Groupon, Inc. (a)	277,803

		901,110

	Education Services (1.0%)
14,799	New Oriental Education & Technology Group ADR (China)	246,699

	Electronic Components (1.5%)
12,485	Sensata Technologies Holding N.V. (a)	371,678

	Financial Data & Systems (5.9%)
19,689	MSCI, Inc., Class A (a)	704,669
15,886	Verisk Analytics, Inc., Class A (a)	756,333

		1,461,002

	Health Care Services (4.2%)
5,546	athenahealth, Inc. (a)	508,957
5,912	Stericycle, Inc. (a)	535,154

		1,044,111

	Insurance: Property-Casualty (1.8%)
21,533	Progressive Corp. (The)	446,594

	Media (0.7%)
153	Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost - $163,577; acquired 03/08/12)	163,577

	Medical & Dental Instruments & Supplies (1.4%)
4,770	Techne Corp.	343,154

	Medical Equipment (3.2%)
1,606	Intuitive Surgical, Inc. (a)	795,982

	Metals & Minerals: Diversified (0.8%)
90,305	Lynas Corp., Ltd. (Australia) (a)	74,002
10,113	Molycorp, Inc. (a)	116,299

		190,301

	Pharmaceuticals (3.7%)
13,297	Ironwood Pharmaceuticals, Inc. (a)	169,935
4,696	Mead Johnson Nutrition Co.	344,123
7,222	Valeant Pharmaceuticals International, Inc. (Canada) (a)	399,160

		913,218

	Publishing (1.5%)
5,990	Morningstar, Inc.	375,214

	Recreational Vehicles & Boats (3.5%)
30,462	Edenred (France)	855,909

	Restaurants (1.3%)
10,712	Dunkin’ Brands Group, Inc.	312,737

	Scientific Instruments: Pollution Control (1.2%)
17,720	Covanta Holding Corp.	304,075

	Semiconductors & Components (0.7%)
8,367	First Solar, Inc. (a)	185,287

	Utilities: Electrical (3.8%)
26,165	Brookfield Infrastructure Partners LP (Canada)	930,166

	Total Common Stocks (Cost $21,768,486)	23,591,307

	Convertible Preferred Stocks (1.2%)
	Alternative Energy (0.8%)
67,268	Better Place, Inc. (a)(b)(c) (acquisition cost - $168,168; acquired 01/25/10)	201,804

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Computer Services, Software & Systems (0.2%)
3,419	Workday, Inc. (a)(b)(c) (acquisition cost - $45,336; acquired 10/12/11)		$64,961

	Computer Technology (0.1%)
1,479	Dropbox, Inc., Series A (a)(b)(c) (acquisition cost - $13,384; acquired 05/25/12)		13,384

	Technology: Miscellaneous (0.1%)
2,438	Peixe Urbano, Inc. (Brazil) (a)(b)(c) (acquisition cost - $80,261; acquired 12/02/11)		17,066

	Total Convertible Preferred Stocks (Cost $307,149)		297,215

	Preferred Stock (0.2%)
	Computer Services, Software & Systems
14,953	Palantir Technologies, Inc., Series G (a)(b)(c) (acquisition cost - $45,756; acquired 07/19/12) (Cost $45,756)		45,756

NUMBER OF SHARES (000)
	Short-Term Investment (3.4%)
	Investment Company
851	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $851,165)		851,165

	Total Investments (Cost $22,972,556) (e)	100.4%	24,785,443
	Liabilities in Excess of Other Assets	(0.4)	(102,820)

	Net Assets	100.0%	$24,682,623

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	At September 30, 2012, the Portfolio held fair valued securities valued at $644,357, representing 2.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to $644,357 and represents 2.6% of net assets.
(d)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions Investment Series

Notes to Portfolio of Investments ¡ September 30, 2012 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Select Dimensions - Money Market Portfolio

September 30, 2012 (unaudited)(cont’d)

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$32,425,000	$—	$32,425,000
Commercial Paper	—	15,439,177	—	15,439,177
Certificates of Deposit	—	7,200,000	—	7,200,000
U.S. Agency Securities	—	1,389,964	—	1,389,964
Floating Rate Notes	—	10,859,896	—	10,859,896
Tax-Exempt Instruments
Weekly Variable Rate Bond	—	2,000,000	—	2,000,000
Municipal Bonds & Notes	—	1,014,919	—	1,014,919
Total Tax-Exempt Instruments	—	3,014,919	—	3,014,919
Total Assets	$—	$70,328,956	$—	$70,328,956

Morgan Stanley Select Dimensions - Flexible Income Portfolio

September 30, 2012 (unaudited)(cont’d)

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total

Flexible Income
Assets:
Corporate Bonds	$—	$15,357,955	$—	†	$15,357,955
Sovereign	—	2,567,143	—		2,567,143
Municipal Bonds	—	310,122	—		310,122
Agency Fixed Rate Mortgages	—	159,395	—		159,395
Asset-Backed Securities	—	723,324	—		723,324
U.S. Treasury Securities	—	1,169,405	—		1,169,405
Mortgages - Other	—	1,945,329	—		1,945,329
Total Fixed Income Securities	—	22,232,673	—	†	22,232,673
Common Stocks
Communications Equipment	2,106	—	—		2,106
Electric Utilities	273	—	—		273
Wireless Telecommunication Services	582	—	—		582
Total Common Stocks	2,961	—	—		2,961
Short-Term Investment - Investment Company	372,796	—	—		372,796
Foreign Currency Exchange Contracts	—	99	—		99
Futures Contracts	11,737	—	—		11,737
Total Assets	387,494	22,232,772	—	†	22,620,266
Liabilities:
Foreign Currency Exchange Contracts	—	(804)	—		(804)
Futures Contracts	(17,796)	—	—		(17,796)
Interest Rate Swap Agreements	—	(9,761)	—		(9,761)
Total Liabilities	(17,796)	(10,565)	—		(28,361)
Total	$369,698	$22,222,207	$—	†	$22,591,905

†	Includes one or more securities which are valued at zero.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

September 30, 2012 (unaudited)(cont’d)

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Global Infrastructure
Assets:
Common Stocks
Airports	$933,568	$—	$—	$933,568
Communications	3,561,700	—	—	3,561,700
Diversified	859,524	—	—	859,524
Oil & Gas Storage & Transportation	14,376,441	—	—	14,376,441
Ports	266,939	—	—	266,939
Toll Roads	1,944,810	—	—	1,944,810
Transmission & Distribution	3,963,048	—	—	3,963,048
Water	1,091,005	—	—	1,091,005
Total Common Stocks	26,997,035	—	—	26,997,035
Short-Term Investment - Investment Company	218,939	—	—	218,939
Total Assets	$27,215,974	$—	$—	$27,215,974

Morgan Stanley Select Dimensions - Growth Portfolio

September 30, 2012 (unaudited)(cont’d)

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Growth
Assets:
Common Stocks
Air Transport	$277,899	$—	$—	$277,899
Alternative Energy	478,231	—	—	478,231
Beverage: Brewers & Distillers	800,330	—	—	800,330
Beverage: Soft Drinks	321,933	—	—	321,933
Biotechnology	541,961	—	—	541,961
Chemicals: Diversified	642,601	—	—	642,601
Commercial Finance & Mortgage Companies	327,090	—	—	327,090
Commercial Services	683,824	—	—	683,824
Communications Technology	756,228	—	—	756,228
Computer Services, Software & Systems	3,627,179	—	697,450	4,324,629
Computer Technology	2,344,045	—	—	2,344,045
Consumer Lending	1,182,614	—	—	1,182,614
Diversified Media	653,403	—	—	653,403
Diversified Retail	2,575,166	—	—	2,575,166
Electronic Components	289,245	—	—	289,245
Financial Data & Systems	596,914	—	—	596,914
Insurance: Property-Casualty	354,592	—	—	354,592
Medical Equipment	621,520	—	—	621,520
Metals & Minerals: Diversified	88,423	—	—	88,423
Pharmaceuticals	555,744	—	—	555,744
Real Estate Investment Trusts (REIT)	785,206	—	—	785,206
Recreational Vehicles & Boats	728,178	—	—	728,178
Semiconductors & Components	149,767	—	—	149,767
Wholesale & International Trade	272,259	—	—	272,259
Total Common Stocks	19,654,352	—	697,450	20,351,802
Convertible Preferred Stock	—	—	195,912	195,912
Short-Term Investment - Investment Company	639,602	—	—	639,602
Total Assets	$20,293,954	$—	$893,362	$21,187,316

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock

Computer Services, Software & Systems	$697,450	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stock

Alternative Energy	$195,912	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Morgan Stanley Select Dimensions - Focus Growth Portfolio

September 30, 2012 (unaudited)(cont’d)

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Focus Growth
Assets:
Common Stock
Air Transport	$1,174,646	$—	$—	$1,174,646
Alternative Energy	1,188,085	—	—	1,188,085
Beverage: Brewers & Distillers	1,971,547	—	—	1,971,547
Biotechnology	2,257,592	—	—	2,257,592
Chemicals: Diversified	2,798,956	—	—	2,798,956
Commercial Finance & Mortgage Companies	1,323,459	—	—	1,323,459
Commercial Services	1,269,846	—	—	1,269,846
Communications Technology	2,939,533	—	—	2,939,533
Computer Services, Software & Systems	14,448,069	—	2,291,479	16,739,548
Computer Technology	9,483,711	—	—	9,483,711
Consumer Lending	3,327,806	—	—	3,327,806
Diversified Media	1,416,771	—	—	1,416,771
Diversified Retail	10,662,125	—	—	10,662,125
Financial Data & Systems	1,136,655	—	—	1,136,655
Insurance: Property-Casualty	1,441,223	—	—	1,441,223
Medical Equipment	2,386,954	—	—	2,386,954
Metals & Minerals: Diversified	363,987	—	—	363,987
Real Estate Investment Trusts (REIT)	3,145,379	—	—	3,145,379
Recreational Vehicles & Boats	2,723,586	—	—	2,723,586
Semiconductors & Components	590,784	—	—	590,784
Wholesale & International Trade	1,085,110	—	—	1,085,110
Total Common Stocks	67,135,824	—	2,291,479	69,427,303
Convertible Preferred Stock	—	—	600,534	600,534
Short-Term Investment - Investment Company	984,535	—	—	984,535
Total Assets	$68,120,359	$—	$2,892,013	$71,012,372

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock

Computer Services, Software & Systems	$2,291,479	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stock

Alternative Energy	$600,534	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Morgan Stanley Select Dimensions - Multi Cap Growth Portfolio

September 30, 2012 (unaudited)(cont’d)

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Air Transport	$241,648	$—	$—	$241,648
Alternative Energy	581,877	—	—	581,877
Beverage: Brewers & Distillers	373,937	—	—	373,937
Biotechnology	443,826	—	—	443,826
Chemicals: Diversified	498,243	—	—	498,243
Commercial Finance & Mortgage Companies	255,170	—	—	255,170
Commercial Services	745,521	—	—	745,521
Communications Technology	568,334	—	—	568,334
Computer Services, Software & Systems	2,752,189	—	554,791	3,306,980
Computer Technology	1,970,274	—	—	1,970,274
Consumer Lending	672,588	—	—	672,588
Diversified Retail	2,064,099	—	—	2,064,099
Financial Data & Systems	849,141	—	—	849,141
Health Care Services	703,784	—	—	703,784
Insurance: Property-Casualty	283,702	—	—	283,702
Medical Equipment	494,639	—	—	494,639
Metals & Minerals: Diversified	224,198	—	—	224,198
Real Estate Investment Trusts (REIT)	604,408	—	—	604,408
Recreational Vehicles & Boats	529,218	—	—	529,218
Wholesale & International Trade	226,363	—	—	226,363
Total Common Stocks	15,083,159	—	554,791	15,637,950
Convertible Preferred Stocks	—	—	185,649	185,649
Short-Term Investment - Investment Company	720,406	—	—	720,406
Total Assets	$15,803,565	$—	$740,440	$16,544,005

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock

Computer Services, Software & Systems	$554,791	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stocks

Alternative Energy	$144,951	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Computer Services, Software & Systems	$40,698	Market Transaction	Purchase Price of Preferred	$19	$19	$19	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.4x	14.8x	9.4x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

September 30, 2012 (unaudited)(cont’d)

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Air Transport	$424,467	$—	$—	$424,467
Alternative Energy	810,055	—	—	810,055
Asset Management & Custodian	215,746	—	—	215,746
Automobiles	102,275	—	—	102,275
Beverage: Brewers & Distillers	607,451	—	—	607,451
Biotechnology	1,219,197	—	—	1,219,197
Cement	285,984	—	—	285,984
Chemicals: Diversified	632,457	—	—	632,457
Commercial Services	2,065,304	—	—	2,065,304
Communications Technology	921,628	—	—	921,628
Computer Services, Software & Systems	3,776,391	—	—	3,776,391
Computer Technology	863,606	—	137,809	1,001,415
Consumer Lending	402,631	—	—	402,631
Consumer Services: Miscellaneous	410,172	—	—	410,172
Diversified Media	875,320	—	—	875,320
Diversified Retail	901,110	—	—	901,110
Education Services	246,699	—	—	246,699
Electronic Components	371,678	—	—	371,678
Financial Data & Systems	1,461,002	—	—	1,461,002
Health Care Services	1,044,111	—	—	1,044,111
Insurance: Property-Casualty	446,594	—	—	446,594
Media	—	—	163,577	163,577
Medical & Dental Instruments & Supplies	343,154	—	—	343,154
Medical Equipment	795,982	—	—	795,982
Metals & Minerals: Diversified	190,301	—	—	190,301
Pharmaceuticals	913,218	—	—	913,218
Publishing	375,214	—	—	375,214
Recreational Vehicles & Boats	855,909	—	—	855,909
Restaurants	312,737	—	—	312,737
Scientific Instruments: Pollution Control	304,075	—	—	304,075
Semiconductors & Components	185,287	—	—	185,287
Utilities: Electrical	930,166	—	—	930,166
Total Common Stocks	23,289,921	—	301,386	23,591,307
Convertible Preferred Stocks	—	—	297,215	297,215
Preferred Stock	—	—	45,756	45,756
Short-Term Investment - Investment Company	851,165	—	—	851,165
Total Assets	$24,141,086	$—	$644,357	$24,785,443

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks

Computer Technology	$137,809	Discounted cash flow	Weighted average cost of capital	16.0%	20.0%	18.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.3x	9.1x	7.7x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Media	$163,577	Discounted cash flow	Weighted average cost of capital	15%	18%	16.5%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / EBITDA	10.8x	12.0x	11.4x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

			Equity Value / Net Income	12.1x	18.8x	15.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Convertible Preferred Stocks

Alternative Energy	$201,804	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Computer Services, Software & Systems	$64,961	Market Transaction	Purchase Price of Preferred	$19	$19	$19	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.4x	14.8x	9.4x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Computer Technology	$13,384	Discounted cash flow	Weighted average cost of capital	16.0%	20.0%	18.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.3x	9.1x	7.7x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Technology: Miscellaneous	$17,066	Discounted cash flow	Weighted average cost of capital	26.0%	30.0%	28.0%	Decrease
			Perpetual growth rate	5.0%	6.0%	5.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	1.3x	2.4x	2.2x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
Preferred Stock

Computer Services, Software & Systems	$45,756	Discounted cash flow	Weighted average cost of capital	15.0%	19.0%	17.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	7.9x	21.2x	14.1	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Flexible Income		Growth		Focus Growth		Multi Cap Growth		Mid Cap Growth
	Corporate Bond		Common Stock	Convertible Preferred Stock	Common Stock	Convertible Preferred Stock	Common Stock	Convertible Preferred Stocks	Common Stocks	Convertible Preferred Stocks	Preferred Stock

Beginning Balance	$14,262	†	$899,721	$296,480	$2,956,041	$908,808	$715,689	$247,762	$627,131	$430,994	$149,241
Purchases	—		—	—					301,386	13,384	45,756
Sales	(13,451)		—	—	—	—	—	—	—	—	—
Amortization of discount	—		—	—	—	—	—	—	—	—	—
Transfers in	—		—	—	—	—	—	—	—	—	—
Transfers out	—		—	—	—	—	—	—	(261,913)	—	—
Corporate Action	—		—	—	—	—	—	—	—	—	(247,193)
Change in unrealized appreciation (depreciation)	(166)		(202,271)	(100,568)	(664,562)	(308,274)	(160,898)	(62,113)	(365,218)	(147,163)	97,952
Realized gains (losses)	(645)		—	—	—	—	—	—	—	—	—

Ending Balance	$—	†	$697,450	$195,912	$2,291,479	$600,534	$554,791	$185,649	$301,386	$297,215	$45,756

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$—		$(202,271)	$(100,568)	$(664,562)	$(308,274)	$(160,898)	$(62,113)	$—	$(147,163)	$—

†	Includes one security which is valued at zero.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

November 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 15, 2012